UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)    (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:  10/31/09

Item 1.  Reports to Stockholders.

Semi - Annual Report

October 31, 2009

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW
October 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2009, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	19.01%	5.18%	-15.78%
Pacific Financial Core Equity Fund - Investor Class	18.86%	N/A	11.15% **
S&P 500 Total Return Index	20.04%	9.80%	-13.16%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Equity Exchange Traded Funds	97.85%
Other, Cash & Cash Equivalents Less Liabilities	2.15%
Total	100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW
October 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2009, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Explorer Fund - Institutional Class	12.95%	4.70%	-14.71%
Pacific Financial Explorer Fund - Investor Class	12.81%	N/A	7.18% **
S&P 500 Total Return Index	20.04%	9.80%	-13.16%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Index	46.89%
Consumer Goods / Staples	11.97%
Retail	9.89%
Steel	9.39%
Technology	8.22%
Mining	7.47%
Energy	2.85%
Other, Cash & Cash Equivalents Less Liabilities	3.32%
Total	100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW
October 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2009, compared to its benchmarks:

				Since Inception
		Six Months	One Year	(7/2/07)
Pacific Financial International Fund - Institutional Class		22.90%	-3.13%	-22.04%
Pacific Financial International Fund - Investor Class		22.43%	N/A	-2.06% **
MSCI EAFE Index		31.18%	27.71%	-13.21%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

	Top Holdings By Industry	% of Net Assets
	Asian Pacific	19.76%
	International	19.45%
	Emerging Markets	14.87%
	Latin America	9.93%
	Australia	9.75%
	Austria	9.76%
	Belgium	5.01%
	Brazil	4.95%
	Tutkey	4.83%
	Other, Cash & Cash Equivalents Less Liabilities	1.69%
	Total	100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW
October 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2009, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	2.42%	3.70%	-0.12%
Pacific Financial Strategic Conservative Fund - Investor Class	2.09%	N/A	0.22% **
Barclays Capital Intermediate Government Index	1.12%	6.11%	7.43%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The Barclays Capital Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	83.17%
Other, Cash & Cash Equivalents Less Liabilities	16.83%
Total	100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW
October 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2009, compared to its benchmarks:

			Since Inception
	Six Months	One Year	(7/2/07)
Pacific Financial Tactical Fund - Institutional Class	3.89%	4.52%	-0.62%
Pacific Financial Tactical Fund - Investor Class	3.57%	N/A	3.35% **
90 Day Treasury Bill Index	0.11%	0.30%	1.98%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009

The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	54.27%
Equity Mutual Funds	30.25%
Other, Cash & Cash Equivalents Less Liabilities	15.48%
Total	100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			October 31, 2009
% of
Net Assets	Description	Shares	Value
97.85%	EXCHANGE TRADED FUNDS
97.85%	EQUITY FUNDS
	DIAMONDS Trust Series I	2,777	$269,536
	iShares Dow Jones US Index Fund	5,072	260,194
	iShares Russell 1000 Index Fund	2,750	156,228
	iShares S&P 500 Index Fund/US	7,583	788,176
	iShares S&P MidCap 400 Index Fund	15,535	1,022,513
	Powershares QQQ	12,785	523,674
	SPDR Trust Series 1	2,562	265,321
	Vanguard Large-Cap ETF	16,617	781,996
	Vanguard Total Stock Market ETF	19,898	1,038,277
	Total Exchange Traded Funds
	(Cost $4,600,253)		5,105,915

2.83%	SHORT-TERM INVESTMENTS
2.83%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.10% *	147,623	147,623
	(Cost $147,623)

100.68%	TOTAL INVESTMENTS		$5,253,538
	(Cost $4,747,876) (a)

-0.68%	LIABILITIES IN EXCESS OF OTHER ASSETS		(35,241)

100.00%	TOTAL NET ASSETS		$5,218,297

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$517,173
	Unrealized depreciation		(11,511)
	Net unrealized appreciation		$505,662
* Money market fund; interest rate reflects seven day effective yield on October 31, 2009

See accompanying notes to financial statements

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			October 31, 2009
% of
Net Assets	Description	Shares	Value
96.68%	EXCHANGE TRADED FUNDS
11.97%	CONSUMER GOODS / STAPLES
	Vanguard Consumer Discretionary ETF	119,060	$5,041,000

2.85%	ENERGY
	SPDR S&P Oil & Gas Equipment & Services ETF	44,014	1,201,142

46.89%	INDEX
	iShares Russell Midcap Growth Index Fund	122,877	5,019,525
	iShares S&P MidCap 400 Growth Index Fund	52,854	3,765,848
	Powershares QQQ	104,815	4,293,222
	Rydex S&P Midcap 400 Pure Growth ETF	70,742	3,753,571
	Vanguard Mid-Cap ETF	30,550	1,661,309
	Vanguard Mid-Cap Growth Index Fund	28,623	1,248,535
			19,742,010
7.47%	MINING
	Market Vectors - Gold Miners ETF *	37,330	1,574,206
	SPDR S&P Metals & Mining ETF	36,934	1,569,695
			3,143,901
9.89%	RETAIL
	SPDR S&P Retail ETF	123,273	4,161,697

9.39%	STEEL
	Market Vectors - Steel Index Fund	77,658	3,952,792

8.22%	TECHNOLOGY
	Powershares Dynamic Software Portfolio *	90,808	1,728,076
	Vanguard Information Technology ETF	35,170	1,734,233
			3,462,309

	TOTAL EXCHANGE TRADED FUNDS		40,704,851
	(Cost $42,021,264)

3.37%	SHORT-TERM INVESTMENTS
3.37%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.10% **	1,419,526	1,419,526
	(Cost $1,419,526)

100.05%	TOTAL INVESTMENTS		$42,124,377
	(Cost $43,440,790) (a)

-0.05%	LIABILITIES IN EXCESS OF OTHER ASSETS		(21,158)

100.00%	TOTAL NET ASSETS		$42,103,219

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$534,897
	Unrealized depreciation		(1,851,310)
	Net unrealized depreciation		$(1,316,413)
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on October 31, 2009

See accompanying notes to financial statements

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			October 31, 2009
% of
Net Assets	Description	Shares	Value
98.31%	EXCHANGE TRADED FUNDS
19.76%	ASIAN PACIFIC
	iShares MSCI Pacific ex-Japan Index Fund	29,090	$1,151,674
	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	2,551	114,872
	WisdomTree Pacific ex-Japan Dividend Fund	8,118	464,268
	WisdomTree Pacific ex-Japan Equity Income Fund	10,802	567,537
			2,298,351
9.75%	AUSTRALIA
	iShares MSCI Australia Index Fund	51,742	1,134,702

9.76%	AUSTRIA
	iShares MSCI Austria Investable Market Index Fund	55,270	1,135,246

5.01%	BELGIUM
	iShares MSCI Belgium Investable Market Index Fund	46,384	582,583

4.95%	BRAZIL
	iShares MSCI Brazil Index Fund	8,363	575,625

14.87%	EMERGING MARKETS
	Claymore/BNY BRIC ETF	14,832	575,333
	SPDR S&P Emerging Small Cap ETF	13,478	575,511
	WisdomTree Emerging Markets Equity Income Fund	12,769	578,946
			1,729,790
19.45%	INTERNATIONAL
	iShares MSCI EAFE Small Cap Index Fund	33,827	1,196,800
	iShares MSCI EAFE Index Fund	17,816	949,593
	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3,116	115,261
			2,261,654

9.93%	LATIN AMERICA
	iShares S&P Latin America 40 Index Fund	13,449	579,248
	SPDR S&P Emerging Latin America ETF	8,100	575,343
			1,154,591
4.83%	TURKEY
	iShares MSCI Turkey Index Fund	11,715	561,617

	TOTAL EXCHANGE TRADED FUNDS		11,434,159
	(Cost $11,947,041)

4.14%	SHORT-TERM INVESTMENTS
4.14%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.10% *	281,248	481,248
	(Cost $481,248)

See accompanying notes to financial statements

PACIFIC FINANCIAL INTERNATIONAL FUND (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)			October 31, 2009
% of
Net Assets	Description	Shares	Value

102.45%	TOTAL INVESTMENTS		$11,915,407
	(Cost $12,428,290) (a)

-2.45%	LIABILITIES IN EXCESS OF OTHER ASSETS		(285,439)

100.00%	TOTAL NET ASSETS		$11,629,968

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$80,134
	Unrealized depreciation		(593,018)
	Net unrealized depreciation		$(512,883)

* Money market fund; interest rate reflects seven day effective yield on October 31, 2009

See accompanying notes to financial statements

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			October 31, 2009
% of
Net Assets	Description	Shares	Value
83.17%	OPEN ENDED MUTUAL FUNDS
83.17%	DEBT MUTUAL FUNDS
	Harbor Bond Fund	669,582	$8,342,995
	Managers Intermediate Duration Government Fund	603,276	6,648,096
	PIMCO GNMA Fund	282,921	3,338,463
	PIMCO Total Return Fund	761,893	8,335,112
	The Weitz Funds - Short/Intermediate Income Fund	410,727	4,986,228
	Total Open Ended Mutual Funds		31,650,894
	(Cost $31,128,602)

6.13%	SHORT-TERM INVESTMENTS
6.13%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.10% *	2,332,530	2,332,530
	(Cost $2,332,530)

89.30%	TOTAL INVESTMENTS		$33,983,424
	(Cost $33,461,132) (a)

10.70%	ASSETS IN EXCESS OF OTHER LIABILITIES		4,073,987

100.00%	TOTAL NET ASSETS		$38,057,411

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$522,292
	Unrealized depreciation		0
	Net unrealized appreciation		$522,292
* Money market fund; interest rate reflects seven day effective yield on October 31, 2009

See accompanying notes to financial statements

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			October 31, 2009
% of
Net Assets	Description	Shares	Value
84.52%	MUTUAL FUNDS
54.27%	DEBT FUND
	Hussman Strategic Total Return Fund	269,133	3,294,189
	PIMCO Total Return Fund	289,793	3,170,339
	Professionally Managed Portfolios - The Osterweis Strategic
	Income Fund	434,836	4,887,558
			11,352,086
30.25%	EQUITY FUND
	Arbitrage Fund *	235,272	3,063,238
	JPMorgan Market Neutral Fund *	208,013	3,263,732
			6,326,970

	TOTAL MUTUAL FUNDS ( Cost - $17,473,970)		17,679,056

15.57%	SHORT-TERM INVESTMENTS
15.57%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.10% *	3,256,573	3,256,573
	(Cost $3,256,573)

100.09%	TOTAL INVESTMENTS		$20,935,629
	(Cost $20,730,543) (a)

-0.09%	LIABILITIES IN EXCESS OF OTHER ASSETS		(19,155)

100.00%	TOTAL NET ASSETS		$20,916,474

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$205,086
	Unrealized depreciation		0
	Net unrealized appreciation		$205,086

* Money market fund; interest rate reflects seven day effective yield on October 31, 2009

See accompanying notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 4,747,876	$ 43,440,790	$ 12,428,290	$ 33,461,132	$ 20,730,543
Investments in securities, at value	$ 5,253,538	$ 42,124,377	$ 11,915,407	$ 33,983,424	$ 20,935,629
Receivable for securities sold	771,723	-	-	-	-
Interest and dividends receivable	265	18	11	37,929	21,101
Receivable for fund shares sold	7,414	66,322	11,990	4,100,449	10
Prepaid expenses and other assets	17,460	16,182	13,953	17,312	15,771
Total Assets	6,050,400	42,206,899	11,941,361	38,139,114	20,972,511

Liabilities:
Payable for securities purchased	799,688	-	288,185	-	-
Payable for fund shares redeemed	-	14,100	-	14,412	-
Investment advisory fees payable	4,779	48,393	7,322	32,021	19,793
Fees payable to other affiliates	11,980	22,913	8,921	16,719	16,614
Distribution (12b-1) fees payable	1,332	10,633	2,025	6,922	5,101
Accrued expenses and other liabilities	14,324	7,641	4,940	11,629	14,529
Total Liabilities	832,103	103,680	311,393	81,703	56,037

Net Assets	$ 5,218,297	$ 42,103,219	$ 11,629,968	$ 38,057,411	$ 20,916,474

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	12,931,676	44,621,358	15,933,985	39,130,235	21,650,979
Accumulated undistributed net investment
income/(loss)	(10,241)	(190,853)	831	200,349	(331,751)
Accumulated net realized loss on investments	(8,208,800)	(1,010,873)	(3,791,965)	(1,795,465)	(607,840)
Net unrealized appreciation/(depreciation) on investments	505,662	(1,316,413)	(512,883)	522,292	205,086

Net Assets	$ 5,218,297	$ 42,103,219	$ 11,629,968	$ 38,057,411	$ 20,916,474

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 4,985,914	$ 40,101,594	$ 11,134,435	$ 37,303,266	$ 20,693,048
Shares of Beneficial Interest Outstanding	743,937	5,816,970	2,115,394	4,001,743	2,152,396
Net asset value, offering and redemption
	$ 6.70	$ 6.89	$ 5.26	$ 9.32	$ 9.61

Net assets	$ 232,383	$ 2,001,625	$ 495,533	$ 754,145	$ 223,426
Shares of Beneficial Interest Outstanding	34,792	291,562	94,538	81,285	$ 23,335
Net asset value, offering and redemption
price per share (a)	$ 6.68	$ 6.87	$ 5.24	$ 9.28	$ 9.57

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements

STATEMENTS OF OPERATIONS
For the Six Month Ended October 31, 2009 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 193,561	$ 81,604	$ 85,729	$ 452,198	$ 287,679
Interest	930	534	199	725	1,090
Total Investment Income	194,491	82,138	85,928	452,923	288,769

Expenses:
Investment advisory fees	102,140	128,324	36,961	126,292	103,694
Administration service fees	50,044	53,877	17,175	55,591	46,884
Distribution (12b-1) fees - Institutional Class	25,196	31,177	9,007	31,275	25,789
Distribution (12b-1) fees - Investor Class	1,355	3,618	932	1,192	537
Professional fees	10,727	4,771	3,129	7,157	9,294
Custodian fees	6,203	8,421	5,682	4,364	6,081
Registration fees	6,977	6,977	6,977	6,977	6,977
Compliance officer fees	5,407	1,295	403	3,655	3,428
Trustees' fees and expenses	3,412	3,556	3,493	4,101	3,457
Printing and postage expense	1,585	1,269	658	1,178	1,864
Insurance expense	549	412	92	458	595
Miscellaneous expenses	307	493	588	806	688
Total Expenses	213,902	244,190	85,097	243,046	209,288
Plus: Expense reimbursement recapture
(Institutional Class)		16,491		9,528
Net Expenses	213,902	260,681	85,097	252,574	209,288

Net Investment Income (Loss)	(19,411)	(178,543)	831	200,349	79,481

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain from investments	4,480,176	3,904,108	1,776,236	28,327	528,364
Net change in unrealized appreciation /
(depreciation) on investments	(563,972)	(1,698,358)	(676,158)	547,272	171,613
Net Realized and Unrealized Gain	3,916,204	2,205,750	1,100,078	575,599	699,977

Net Increase in Net Assets
Resulting From Operations	$ 3,896,793	$ 2,027,207	$ 1,100,909	$ 775,948	$ 779,458

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2009	Year Ended	October 31, 2009	Year Ended	October 31, 2009	Year Ended
	(unaudited)	April 30, 2009 *	(unaudited)	April 30, 2009 *	(unaudited)	April 30, 2009 *
Operations:
Net investment income (loss)	$ (19,411)	$ 9,533	$ (178,543)	$ 18,626	$ 831	$ 68,028
Net realized gain/(loss) from investments	4,480,176	(10,807,014)	3,904,108	(3,492,869)	1,776,236	(4,629,235)
Net change in unrealized appreciation /
(depreciation) on investments	(563,972)	2,183,943	(1,698,358)	28,733	(676,158)	(318,513)
Net Increase / (Decrease) in Net Assets
Resulting From Operations	3,896,793	(8,613,538)	2,027,207	(3,445,510)	1,100,909	(4,879,720)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	10,365,266	41,842,534	40,928,952	19,403,543	7,809,563	16,448,277
Investor Class	853,365	35,887	2,282,539	17,948	499,973	10
Cost of shares redeemed
Institutional Class	(36,278,577)	(18,169,311)	(11,017,037)	(17,722,945)	(1,505,319)	(21,797,915)
Investor Class	(717,020)	-	(287,720)	-	(10,235)	-
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(25,776,966)	23,709,110	31,906,734	1,698,546	6,793,982	(5,349,628)

Total Increase / (Decrease) in Net Assets	(21,880,173)	15,095,572	33,933,941	(1,746,964)	7,894,891	(10,229,348)

Net Assets:
Beginning of period	27,098,470	12,002,898	8,169,278	9,916,242	3,735,077	13,964,425
End of period **	$ 5,218,297	$ 27,098,470	$ 42,103,219	$ 8,169,278	$ 11,629,968	$ 3,735,077
** Includes undistributed net investment
income (loss) at end of period	$ (10,241)	$ 9,170	$ (190,853)	$ (12,310)	$ 831	$ -

Institutional Class:
Shares Sold	1,742,309	6,815,135	6,044,407	2,737,381	1,532,359	2,622,001
Shares Redeemed	(5,808,383)	(3,307,005)	(1,563,785)	(2,476,707)	(290,611)	(3,252,026)
Net increase / (decrease) in shares of
beneficial interest outstanding	(4,066,074)	3,508,130	4,480,622	260,674	1,241,748	(630,025)

Shares Sold	140,817	6,862	327,751	3,078	96,446	2
Shares Redeemed	(112,887)		(39,267)		(1,910)
Net increase in shares of
beneficial interest outstanding	27,930	6,862	288,484	3,078	94,536	2

*Investor shares for all Funds commenced operations on January 2, 2009

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund
	Six Months Ended		Six Months Ended
	October 31, 2009	Year Ended	October 31, 2009	Year Ended
	(unaudited)	April 30, 2009 *	(unaudited)	April 30, 2009 *
Operations:
Net investment income	$ 200,349	$ 375,663	$ 79,481	$ 211,733
Distributions received from underlying
investment companies	-	38,246	-	18,933
Net realized gain/(loss) from investments	28,327	(1,672,758)	528,364	(932,231)
Net change in unrealized appreciation /
(depreciation) on investments	547,272	104,200	171,613	(24,947)
Net Increase / (Decrease) in Net Assets
Resulting From Operations	775,948	(1,154,649)	779,458	(726,512)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	(617,143)	-	(269,997)
Total Distributions to Shareholders	-	(617,143)	-	(269,997)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	29,829,581	39,499,448	23,360,243	42,572,477
Investor Class	805,918	54,037	383,991	19,960
Reinvestment of dividends and distributions
Institutional Class	-	616,657	-	269,599
Cost of shares redeemed
Institutional Class	(11,502,891)	(45,393,229)	(24,702,096)	(35,391,247)
Investor Class	(113,656)	-	(184,162)	-
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	19,018,952	(5,223,087)	(1,142,024)	7,470,789

Total Increase / (Decrease) in Net Assets	19,794,900	(6,994,879)	(362,566)	6,474,280

Net Assets:
Beginning of period	18,262,511	25,257,390	21,279,040	14,804,760
End of period **	$ 38,057,411	$ 18,262,511	$ 20,916,474	$ 21,279,040
** Includes undistributed net investment
income/(loss) at end of period	$ 200,349	$ -	$ (331,751)	$ (411,232)

Share Activity
Institutional Class:
Shares Sold	3,243,444	4,202,504	2,466,871	4,496,557
Shares Reinvested	-	65,657	-	28,773
Shares Redeemed	(1,243,546)	(4,792,345)	(2,613,699)	(3,755,679)
Net increase / (decrease) in shares of
See accompanying notes to financial statements	1,999,898	(524,184)	(146,828)	769,651

Investor Class:
Shares Sold	87,678	5,912	40,567	2,166
Shares Redeemed	(12,305)	-	(19,398)	-
Net increase in shares of
beneficial interest outstanding	75,373	5,912	21,169	2,166

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Six Months Ended		Year Ended	Period Ended
	October 31,		April 30,	April 30,
	2009 (Unaudited)		2009	2008 *

Net asset value, beginning of period	$ 5.63		$ 9.22	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.00	(0.03)
Net realized and unrealized gain (loss)	1.08		(3.59)	(0.75)
Total from investment operations	1.07		(3.59)	(0.78)

Net asset value, end of period	$ 6.70		$ 5.63	$ 9.22

Total return (2,3)	19.01%		-38.94%	-7.80%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,986		$ 27,060	$ 12,003
Ratios of gross expenses to
average net assets: (4)	2.09%	(5)	2.24%	2.10%	(5)
Ratios of net expenses to
average net assets: (4)	2.09%	(5)	2.18%	2.00%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	-0.18%	(5)	0.05%	-0.38%	(5)
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,6)	-0.18%	(5)	-0.01%	-0.48%	(5)
Portfolio turnover rate	81%	(7)	197%	85%	(7)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5) Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended	Period Ended
		October 31,	April 30,
		2009 (Unaudited)	2009 *

Net asset value, beginning of period		$ 5.62	$ 6.01
Activity from investment operations:
	Net investment income (loss) (1)	(0.04)	(0.04)
	Net realized and unrealized gain (loss)	1.10	(0.35)
	Total from investment operations	1.06	(0.39)

Net asset value, end of period		$ 6.68	$ 5.62

Total return (2,3)		18.86%	-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 232	$ 39
	Ratios of expenses to
	average net assets: (4,5)	2.84%	2.47%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-1.29%	-2.04%
	Portfolio turnover rate (7)	81%	197%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Period Ended
		October 31,		April 30,	April 30,
		2009 (Unaudited)		2009	2008 *

Net asset value, beginning of period		$ 6.10		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.05)		0.02	(0.09)
	Net realized and unrealized gain (loss)	0.84		(3.14)	(0.69)
	Total from investment operations	0.79		(3.12)	(0.78)

Paid in capital from redemption fees		0.00		0.00	0.00	(2)

Net asset value, end of period		$ 6.89		$ 6.10	$ 9.22

Total return (3,4)		12.95%		-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 40,102		$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	1.87%	(6)	2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	2.00%	(6,7)	2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-1.36%	(6)	0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (5,8)	-1.23%	(6)	0.11%	-1.27%	(6)
	Portfolio turnover rate	325%	(9)	639%	555%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended	Period Ended
		October 31, 2009	April 30,
		2009 (Unaudited)	2009 *

Net asset value, beginning of period		$ 6.09	$ 6.41
Activity from investment operations:
	Net investment income (loss) (1)	(0.08)	(0.03)
	Net realized and unrealized gain (loss)	0.86	(0.29)
	Total from investment operations	0.78	(0.32)

Net asset value, end of period		$ 6.87	$ 6.09

Total return (2,3)		12.81%	-4.99%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 2,002	19
	Ratios of expenses to
	average net assets: (4,5)	2.62%	2.42%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-2.10%	-1.73%
	Portfolio turnover rate (7)	325%	639%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Six Months Ended		Year Ended	Period Ended
	October 31,		April 30,	April 30,
	2009 (Unaudited)		2009	2008 *

Net asset value, beginning of period	$ 4.28		$ 9.29	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.00		0.07	0.02
Net realized and unrealized gain (loss)	0.98		(5.08)	(0.09)
Total from investment operations	0.98		(5.01)	(0.07)
Less distributions from:
Net Investment Income	0.00		0.00	(0.11)
Net Realized Gains	0.00		0.00	(0.53)
Total distributions	0.00		0.00	(0.64)

Paid in capital from redemption fees	0.00		0.00	0.00

Net asset value, end of period	$ 5.26		$ 4.28	$ 9.29

Total return (2,3)	22.90%		-53.93%	-1.17%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 11,134		$ 3,735	$ 13,964
Ratios of gross expenses to
average net assets: (4)	2.28%	(5)	2.45%	2.27%	(5)
Ratios of net expenses to
average net assets: (4)	2.28%	(5)	2.35%	2.00%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	0.05%	(5)	0.94%	0.27%	(5)
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,6)	0.05%	(5)	0.84%	0.00%	(5)
Portfolio turnover rate	277%	(7)	653%	360%	(7)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5) Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended	Period Ended
		October 31,	April 30,
		2009 (Unaudited)	2009 *

Net asset value, beginning of period		$ 4.28	$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	(0.03)	0.01
	Net realized and unrealized gain (loss)	0.99	(1.08)
	Total from investment operations	0.96	(1.07)

Net asset value, end of period		$ 5.24	$ 4.28

Total return (2,3)		22.43%	-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 496	$ 8
	Ratios of expenses to
	average net assets: (4,5)	3.03%	2.35
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-1.21%	0.94
	Portfolio turnover rate (7)	277%	653%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Period Ended
		October 31,		April 30,	April 30,
		2009 (Unaudited)		2009	2008 *

Net asset value, beginning of period		$ 9.10		$ 10.00	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.07		0.22	0.24
	Net realized and unrealized gain (loss)	0.15		(0.64)	(0.07)
	Total from investment operations	0.22		(0.42)	0.17
Less distributions from:
	Net Investment Income	0.00		(0.48)	(0.16)
	Net Realized Gains	0.00		0.00	(0.01)
Total distributions		0.00		(0.48)	(0.17)

Net asset value, end of period		$ 9.32		$ 9.10	$ 10.00

Total return (2,3)		2.42%		-4.27%	1.72%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 37,303		$ 18,209	$ 25,257
	Ratios of gross expenses to
	average net assets: (4)	1.92%	(5)	2.23%	2.19%	(5)
	Ratios of net expenses to
	average net assets: (4,6)	2.00%	(5)	2.20%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	1.64%	(5)	2.34%	2.84%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (4,7)	1.71%	(5)	2.31%	2.65%	(5)
	Portfolio turnover rate	147%	(8)	536%	228%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended	Period Ended
		October 31,	April 30,
		2009 (Unaudited)	2009 *

Net asset value, beginning of period		$ 9.09	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.08	(0.09)
	Net realized and unrealized gain (loss)	0.11	(0.08)
	Total from investment operations	0.19	(0.17)

Net asset value, end of period		$ 9.28	$ 9.09

Total return (2,3)		2.09%	-1.84%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 754	$ 54
	Ratios of expenses to		2.41
	average net assets: (4,5)	2.67%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	1.63%	-3.12%
	Portfolio turnover rate (7)	147%	536%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Period Ended
		October 31,		April 30,	April 30,
		2009 (Unaudited)		2009	2008 *

Net asset value, beginning of period		$ 9.25		$ 9.68	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.04		0.10	0.17
	Net realized and unrealized gain (loss)	0.32		(0.39)	(0.39)
	Total from investment operations	0.36		(0.29)	(0.22)
Less distributions from:
	Net Investment Income	0.00		(0.14)	(0.10)
Total distributions		0.00		(0.14)	(0.10)

Net asset value, end of period		$ 9.61		$ 9.25	$ 9.68

Total return (2,3)		3.89%		-3.03%	-2.16%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 20,693		$ 21,259	$ 14,805
	Ratios of gross expenses to
	average net assets: (4)	2.02%	(5)	2.22%	2.25%	(5)
	Ratios of net expenses to
	average net assets: (4)	2.02%	(5)	2.21%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	0.77%	(5)	1.06%	2.11%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (4,6)	0.77%	(5)	1.05%	1.86%	(5)
	Portfolio turnover rate	205%	(7)	394%	337%	(7)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended	Period Ended
		October 31,	April 30,
		2009 (Unaudited)	2009 *

Net asset value, beginning of period		$ 9.24	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	(0.01)	(0.05)
	Net realized and unrealized gain (loss)	0.34	0.03
	Total from investment operations	0.33	(0.02)

Net asset value, end of period		$ 9.57	$ 9.24

Total return (2,3)		3.57%	-0.22%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 223	$ 20
	Ratios of expenses to
	average net assets: (4,5)	2.77%	2.28%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-0.15%	-1.82%
	Portfolio turnover rate (7)	205%	394%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2009 (Unaudited)

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

The Funds currently offer Institutional shares only. Investor shares of the Funds are currently not available. Institutional shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,105,915	-	-	$ 5,105,915
Money Market Funds	147,623	-	-	147,623
Total	$ 5,253,538	-	-	$ 5,253,538

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 40,704,851	-	-	$ 40,704,851
Money Market Funds	1,419,526	-	-	1,419,526
Total	$ 42,124,377	-	-	$ 42,124,377

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,434,159	-	-	$ 11,434,159
Money Market Funds	481,248	-	-	481,248
Total	$ 11,915,407	-	-	$ 11,915,407

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 31,650,894	-	-	$ 31,650,894
Money Market Funds	2,332,530	-	-	2,332,530
Total	$ 33,983,424	-	-	$ 33,983,424

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 17,679,056	-	-	$ 17,679,056
Money Market Funds	3,256,573	-	-	3,256,573
Total	$ 20,935,629	-	-	$ 20,935,629

The Fund did not hold any Level 3 securities during the period.

*  Refer to the Portfolio of Investments for Industry Classification.

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2008 and 2009 and during the six months ended October 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended October 31, 2009, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Fund

Purchases

Sales

Core Equity Fund

           $  13,208,489

        $   35,922,328

Explorer Fund

107,646,103

77,070,520

International Fund

  27,420,607

20,223,381

Strategic Conservative Fund

  57,108,372

32,959,593

Tactical Fund

  34,341,280

34,604,146

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2009 the Adviser has recaptured $16,491 and $9,528 in prior period waivers, from the Institutional Class shares of the Explorer Fund and Strategic Conservative Fund, respectively. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

       April 30, 2011

                   August 30, 2011

Core Equity Fund

           $  18,615

           $  11,554

Explorer Fund

    7,142

                8,688

International Fund

  27,295

    7,153

Strategic Conservative Fund

  18,823

    5,196

Tactical Fund

  21,909

    3,044

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the six months ended October 31, 2009, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

Fund

     Institutional Class

        Investor Class

Core Equity Fund

$25,196

     $1,355

Explorer Fund

  31,177

       3,618

International Fund

    9,007

          932

Strategic Conservative Fund

  31,275

       1,192

Tactical Fund

  25,789

          537

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Institutional Class shares.  The Distributor is an affiliate of GFS.

The Funds pay each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $400,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the six months ended October 31, 2009, is summarized in the table on the following page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended October 31, 2009, is summarized in the table below.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the six months ended October 31, 2009, is summarized in the table below.

Fund

Custody

Compliance

GemCom

Core Equity Fund

 $  1,986

  $  5,407

   $  769

Explorer Fund

     1,958

      1,295

       653

International Fund

        337

         403

       428

Strategic Conservative Fund

     1,255

      3,655

       719

Tactical Fund

     1,771

      3,428

       653

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the year ended October 31, 2009, the Funds assessed no redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2009, was as follows:

* Information is as of the Fund’s tax year ended December 31, 2008 and for the period January 1, 2009 through April 30, 2009.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

The tax character of distributions for the period ended April 30, 2008, was as follows:

* Information is as of the Fund’s tax year ended December 31, 2007.

As of April 30, 2009, the components of distributable earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and grantor trusts adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to grantor trusts adjustments and the tax deferral of losses on foreign currency after October 31.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such foreign currency and capital losses as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

At April 30, 2009, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on April 30 of the years indicated below:

* The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017 respectively.

Permanent book and tax differences attributable to grantor trust adjustments resulted in reclassification for the year ended April 30, 2009 as follows:

7.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on December 30, 2009, and has noted no such events.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

October 31, 2009 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period*	Ending Account Value 10/31/09	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.09%	$1,000.00	$1,190.10	$ 11.54	$1,014.67	$ 10.61
Pacific Financial Explorer Fund	2.00%	$1,000.00	$1,131.10	$ 10.74	$1,015.12	$ 10.16
Pacific Financial International Fund	2.28%	$1,000.00	$1,229.00	$ 12.81	$1,013.71	$ 11.57
Pacific Financial Strategic Conservative Fund	2.00%	$1,000.00	$1,024.20	$ 10.20	$1,015.12	$ 10.16
Pacific Financial Tactical Fund	2.02%	$1,000.00	$1,038.90	$ 10.38	$1,015.02	$ 10.26

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period*	Ending Account Value 10/31/09	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.84%	$1,000.00	$1,188.60	$ 15.67	$1,010.89	$ 14.39
Pacific Financial Explorer Fund	2.62%	$1,000.00	$1,128.10	$ 14.05	$1,012.00	$ 13.29
Pacific Financial International Fund	3.03%	$1,000.00	$1,224.30	$ 16.91	$1,009.93	$ 15.35
Pacific Financial Strategic Conservative Fund	2.67%	$1,000.00	$1,020.90	$ 13.60	$1,012.20	$ 13.54
Pacific Financial Tactical Fund	2.77%	$1,000.00	$1,035.70	$ 14.21	$1,011.24	$ 14.04

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

Re-Approval of Advisory Agreement – The Pacific Financial Funds

In connection with a Board meeting held on February 27, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between The Pacific Financial Group, Inc. (“PFG” or the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds; (e) each Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its Fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) each Fund’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees reviewed the 15(c) response materials and discussed the extent of PFG’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then review PFG’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Funds. The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered PFG’s past performance as well as other factors relating to its track record.  The Trustees discussed the performance of PFG since the Funds’ inception. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that PFG charges a 1.00% annual advisory fee based upon the net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed each Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds. The Trustees then discussed the management strategy of each Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for each Fund, and expense ratios of a peer group of funds.  The Trustees concluded that each Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Funds currently receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. It also considered the profits realized by the Adviser from other activities related to the Funds. It also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously re-approved the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

10900 NE 8th Street, Suite 1523

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/6/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/6/10